Significant Accounting Policies - Summary of Intangible Assets are Amortised (Detail)	12 Months Ended
Dec. 31, 2020
Trademarks and Patents [member]
Disclosure of Intangible assets are amortised [line items]
Amortisation method	Straight line
Amortisation Rate	10 years
Software [member]
Disclosure of Intangible assets are amortised [line items]
Amortisation method	Straight line
Amortisation Rate	33.33%